EQUITY COMPENSATION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2013	Dec. 31, 2013 Nalco Holding Company ("Nalco")	Dec. 31, 2011 Nalco Holding Company ("Nalco")	Dec. 02, 2011 Nalco Holding Company ("Nalco")	Dec. 31, 2013 Nalco's 2004 Stock Incentive Plan Nalco Holding Company ("Nalco")	Dec. 31, 2011 Nalco's 2004 Stock Incentive Plan Nalco Holding Company ("Nalco")
EQUITY COMPENSATION PLANS
Common shares available for grant (in shares)	20,269,664	5,316,532	8,813,059
Shares approved for issuance under the plan (in shares)				17,000,000
Value of awards granted, portion from stock options under current program (as a percent)	50.00%
Value of awards granted, portion from PBRSUs under current program (as a percent)	50.00%
Total compensation expense related to all share-based compensation plans	$ 70	$ 66	$ 40
Total compensation expense, net of tax benefit	48	45	27
Weighted-average period over which unrecognized compensation costs on nonvested awards expected to be recognized	2 years
Stock incentive and option plans
Total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company's plans	118				1	38
Stock award exchange ratio								0.67959
Total fair value of converted equity compensation									111
Portion of total fair value of converted equity compensation included in consideration transferred to acquire the entity							$ 73.5		$ 73.0